Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investments in Associates and Joint Ventures
13.	Investments in Associates and Joint Ventures
(1) Details of associates as of December 31, 2022 and 2023, are as follows:

	Percentage of ownership (%)		Location	Closing month
	December 31, 2022	December 31, 2023
KIF Investment Fund	33.3%	33.3%	Korea	December
K Bank Inc.	33.7%	33.7%	Korea	December
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.) 1	10.0%	10.0%	Korea	December
Megazone Cloud Corporation 1	6.8%	6.8%	Korea	December
IGIS No. 468-1 General Private Real Estate Investment Company	44.6%	44.6%	Korea	December
KT-DSC Creative Economy Youth Start-up Investment Fund	28.6%	28.6%	Korea	December
IGIS Professional Investors Private Investment Real Estate Investment LLCNo 395	35.3%	35.3%	Korea	December
LS Marine Solution Co., Ltd (formerly KT Submarine Co., Ltd.). 1, 2	32.9%	7.3%	Korea	December

1
As of December 31, 2023, although the Group has less than
20
% ownership in ordinary share, this entity is included in investments in associates as the Group has significant influence in determining the operational and financial policies.

2	As of December 31, 2023, due to the loss of control of an entity, it is now accounted as an associate.
(2) Changes in investments in associates and joint ventures for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit (loss) from associates and joint ventures		Others		Ending
KIF Investment Fund	￦	178,935	￦	—	￦	2,502	￦	(10,458)	￦	170,979
K Bank Inc.		831,737		—		29,010		(7,991)		852,756
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		48,725		—		798		(151)		49,372
Megazone Cloud Corporation		—		130,001		(22,555)		28,753		136,199
IGIS No. 468-1 General Private Real Estate Investment Company		—		25,000		(1,411)		—		23,589
KT-DSC Creative Economy Youth Start-up Investment Fund		22,138		—		(13)		(2)		22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		17,084		—		(464)		—		16,620
Others		189,810		100,040		(24,688)		(56,078)		209,084

	￦	1,288,429	￦	255,041	￦	(16,821)	￦	(45,927)	￦	1,480,722

	2023
(in millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit (loss) from associates and joint ventures 1		Others			Ending
KIF Investment Fund	￦	170,979	￦	—	￦	5,443	￦	632		￦	177,054
K Bank Inc.		852,756		—		1,089		19,036			872,881
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		49,372		—		(1,637)		(1)			47,734
Megazone Cloud Corporation		136,199		—		(4,583)		78			131,694
IGIS No. 468-1 General Private Real Estate Investment Company		23,589		—		(105)		—			23,484
KT-DSC Creative Economy Youth Start-up Investment Fund		22,123		(500)		3,494		—			25,117
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395		16,620		—		(4,678)		—			11,942
LS Marine Solution Co., Ltd (formerly KT Submarine Co., Ltd.)		—		—		255		23,237	1		23,492
Others		209,084		101,887		(34,912)		(32,568)			243,491

	￦	1,480,722	￦	101,387	￦	(35,634)	￦	10,414		￦	1,556,889

1	The amount represents the fair value of investment at the time the Company lost control (Refer to note above).
(3) Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2022 and 2023, is as follows:

(in millions of Korean won)	December 31, 2022
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
KIF Investment Fund	￦	98,132	￦	414,804	￦	—	￦	—
K Bank Inc.		16,562,742		71,265		14,830,983		2,168
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.).		278,413		135,380		63,009		64,335
Megazone Cloud Corporation		857,089		202,767		330,619		94,202
IGIS No. 468-1 General Private Real Estate Investment Company		52,851		—		12		—
KT-DSC Creative Economy Youth Start-up Investment Fund		908		76,884		362		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		9,344		127,321		90,545		—

(in millions of Korean won)	December 31, 2023
	Current assets		Non-current assets		Current liabilities		Non-current liabilities

KIF Investment Fund	￦	128,344	￦	402,819	￦	—	￦	—
K Bank Inc.		21,320,790		89,812		19,541,076		4,516
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		251,868		134,424		106,557		9,775
Megazone Cloud Corporation		874,778		267,605		341,679		205,087
IGIS No. 468-1 General Private Real Estate Investment Company		2,985		49,631		11		—
KT-DSC Creative Economy Youth Start-up Investment Fund		482		87,528		101		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395		5,690		145,769		107,553		—
LS Marine Solution Co., Ltd. (formerly KT Submarine Co., Ltd.)		66,767		80,307		23,906		207

(in millions of Korean won)	2022
	Operating revenue		Profit (loss) for the year		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends received from associates

KIF Investment Fund	￦	19,916	￦	7,505	￦	(11,779)	￦	(4,274)	￦	6,531
K Bank Inc.		558,872		86,498		(24,888)		61,610		—
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.).		181,944		9,332		(49)		9,283		—
Megazone Cloud Corporation		1,261,228		(293,186)		(6,609)		(299,795)		—
IGIS No. 468-1 General Private Real Estate Investment Company		9		(3,161)		—		(3,161)		—
KT-DSC Creative Economy Youth Start-up Investment Fund		19,931		(53)		—		(53)		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		—		(474)		—		(474)		—

(in millions of Korean won)	2023
	Operating revenue		Profit (loss) for the year		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends received from associates

KIF Investment Fund	￦	33,017	￦	16,330	￦	—	￦	16,330	￦	1,139
K Bank Inc.		946,559		10,560		56,609		67,169		—
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.).		167,949		(17,513)		(1,093)		(18,606)		—
Megazone Cloud Corporation		1,410,078		(34,760)		(3,021)		(37,781)		—
IGIS No. 468-1 General Private Real Estate Investment Company		6		(234)		—		(234)		—
KT-DSC Creative Economy Youth Start-up Investment Fund		19,849		12,227		—		12,227		—
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395		—		(406)		—		(406)		—
LS Marine Solution Co., Ltd (formerly KT Submarine Co., Ltd.)		70,779		11,618		(289)		11,329		—
(4) Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years ended December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	2022
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)

KIF Investment Fund	￦	512,936	33.33%	￦	170,979	￦	—	￦	170,979
K Bank Inc.		1,800,856	33.72%		607,276		245,480		852,756
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		286,449	10.00%		28,645		20,727		49,372
Megazone Cloud Corporation		635,035	6.83%		43,360		92,839		136,199
IGIS No. 468-1 General Private Real Estate Investment Company		52,839	44.64%		23,589		—		23,589
KT-DSC Creative Economy Youth Start-up Investment Fund		77,430	28.57%		22,123		—		22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		46,120	35.29%		16,278		342		16,620

(in millions of Korean won)	2023
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)

KIF Investment Fund	￦	531,164	33.33%	￦	177,054	￦	—	￦	177,054
K Bank Inc.		1,865,010	33.72%		628,910		243,971		872,881
HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		269,960	10.00%		26,996		20,738		47,734
Megazone Cloud Corporation		547,786	6.83%		37,404		94,290		131,694
IGIS No. 468-1 General Private Real Estate Investment Company		52,605	44.64%		23,484		—		23,484
KT-DSC Creative Economy Youth Start-up Investment Fund		87,908	28.57%		25,117		—		25,117
IGIS Professional Investors Private Investment Real Estate Investment LLC No 395		43,905	35.29%		15,496		(3,554)		11,942
LS Marine Solution Co., Ltd (formerly KT Submarine Co., Ltd.)		122,961	7.30%		8,972		14,520		23,492
(5) Due to discontinuance of equity method of accounting, the Group has not recognized loss from associates and joint ventures of
￦
833 million for the year ended December 31, 2023 (2021:
￦
717 million, 2022:
￦
909 million). The unrecognized accumulated comprehensive loss of associates and joint ventures as of December 31
,

2023

is
￦
10,748 million (2022:
￦
9,915 million).